1. BASIS OF PRESENTATION: Fair Value Measures (Policies)	9 Months Ended
Sep. 30, 2012
Policies
Fair Value Measures	Fair Value Measures Our financial instruments consist principally of cash and equipment notes. These instruments do not require recurring re-measurement at fair value.